ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 819,999		¥ 573,950
Less: allowance for expected credit losses	(54,972)		(49,132)
Total accounts receivable, net	¥ 765,027	$ 104,808	¥ 524,818	¥ 485,044	¥ 85,821